Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Oct. 06, 2023	Sep. 28, 2024	Sep. 28, 2024	Sep. 30, 2023	Sep. 24, 2022	Sep. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. In the tables below, Mr. Cofer is referred to as “PEO 1” and Ms. Springer is referred to as “PEO 2”. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

							Value of Initial Fixed $100 Investment Based On:
Year (a)(1)	Summary Compensation Table Total for PEO 1 (b)	Compensation Actually Paid to PEO 1 (c)(2)(3)	Summary Compensation Table Total for PEO 2 (d)	Compensation Actually Paid to PEO 2 (e)(2)(4)	Average Summary Compensation Table Total for Non- PEO NEOs (f)	Average Compensation Actually Paid to Non- PEO NEOs (g)(2)(5)	Total Shareholder Return (h)	Peer Group Total Shareholder Return (i)(6)	Net Income (in thousands) (j)	EBIT (in thousands) (k)(7)
2024	$95,271	($7,498,443)	$1,055,775	$1,061,613	$843,256	$1,040,825	$123.88	$138.35	$107,983	$185,387
2023	$6,615,838	$7,992,997	N/A	N/A	$1,033,257	$1,443,326	$116.77	$110.46	$125,643	$210,646
2022	$7,206,424	$4,579,964	N/A	N/A	$912,291	$111,595	$99.58	$99.70	$152,152	$260,036
2021	$5,026,006	$6,736,432	N/A	N/A	$1,012,168	$1,853,314	$123.47	$103.94	$151,746	$254,496

(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2021, 2022, 2023, and 2024.

Year	PEO	Non-PEO NEOs
2024	Timothy P. Cofer, Mary Beth Springer	Nicholas Lahanas, John Hanson, John D. Walker, and William E. Brown
2023	Timothy P. Cofer	Nicholas Lahanas, John D. Walker, Joyce M. McCarthy, and John Hanson
2022	Timothy P. Cofer	Nicholas Lahanas, William E. Brown, John D. Walker, and John Hanson
2021	Timothy P. Cofer	Nicholas Lahanas, William E. Brown, John D. Walker, and John Hanson

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (please refer to Notes 5 and 6 in “Executive Compensation of Executive Officers – Summary Compensation Table” for additional information).

(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Timothy P. Cofer in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments
Year	Summary Compensation Table Total for PEO 1	Change in Pension Value	Pension Service Cost	Reported Value of Equity Awards	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Compensation Actually Paid to PEO 1
2024	$95,271	N/A	N/A	$0	$0	$0	$0	($20,117)	($7,573,597)	$0	($7,498,443)
2023	$6,615,838	N/A	N/A	$2,914,777	$3,040,714	$868,248	$0	$382,974	$0	$0	$7,992,997
2022	$7,206,424	N/A	N/A	$3,199,970	$2,335,414	($1,759,567)	$0	($2,337)	$0	$0	$4,579,964
2021	$5,026,006	N/A	N/A	$2,256,978	$2,359,847	$1,068,296	$0	$539,261	$0	$0	$6,736,432

(4)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mary Beth Springer in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments
Year	Summary Compensation Table Total for PEO 2	Change in Pension Value	Pension Service Cost	Reported Value of Equity Awards	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Compensation Actually Paid to PEO 2
2024	$1,055,775	N/A	N/A	$120,019	$0	$0	$126,581	($724)	$0	$0	$1,061,613
2023	$0	N/A	N/A	$0	$0	$0	$0	$0	$0	$0	$0
2022	$0	N/A	N/A	$0	$0	$0	$0	$0	$0	$0	$0
2021	$0	N/A	N/A	$0	$0	$0	$0	$0	$0	$0	$0

(5)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

		Pension Plan Adjustments		Equity Award Adjustments
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Change in Pension Value	Average Pension Service Cost	Average Reported Value of Equity Awards	Average Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Average Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Average Compensation Actually Paid to Non-PEO NEOs
2024	$843,256	N/A	N/A	$333,874	$350,743	$50,914	$0	$129,786	$0	$0	$1,040,825
2023	$1,033,257	N/A	N/A	$237,498	$249,595	$277,719	$0	$120,253	$0	$0	$1,443,326
2022	$912,291	N/A	N/A	$299,994	$238,508	($713,970)	$0	($25,240)	$0	$0	$111,595
2021	$1,012,168	N/A	N/A	$231,594	$243,849	$708,939	$0	$119,952	$0	$0	$1,853,314

(6)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on 9/28/2019, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using Dow Jones U.S. Non-durable Household Products Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended September 28, 2024.

(7)
We have determined that EBIT, which the Company defines for compensation purposes as earnings before interest, taxes and other income (expense), is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2024, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

Company Selected Measure Name			EBIT
Named Executive Officers, Footnote
(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2021, 2022, 2023, and 2024.

Year	PEO	Non-PEO NEOs
2024	Timothy P. Cofer, Mary Beth Springer	Nicholas Lahanas, John Hanson, John D. Walker, and William E. Brown
2023	Timothy P. Cofer	Nicholas Lahanas, John D. Walker, Joyce M. McCarthy, and John Hanson
2022	Timothy P. Cofer	Nicholas Lahanas, William E. Brown, John D. Walker, and John Hanson
2021	Timothy P. Cofer	Nicholas Lahanas, William E. Brown, John D. Walker, and John Hanson

Peer Group Issuers, Footnote
(6)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on 9/28/2019, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using Dow Jones U.S. Non-durable Household Products Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended September 28, 2024.

Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Timothy P. Cofer in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments
Year	Summary Compensation Table Total for PEO 1	Change in Pension Value	Pension Service Cost	Reported Value of Equity Awards	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Compensation Actually Paid to PEO 1
2024	$95,271	N/A	N/A	$0	$0	$0	$0	($20,117)	($7,573,597)	$0	($7,498,443)
2023	$6,615,838	N/A	N/A	$2,914,777	$3,040,714	$868,248	$0	$382,974	$0	$0	$7,992,997
2022	$7,206,424	N/A	N/A	$3,199,970	$2,335,414	($1,759,567)	$0	($2,337)	$0	$0	$4,579,964
2021	$5,026,006	N/A	N/A	$2,256,978	$2,359,847	$1,068,296	$0	$539,261	$0	$0	$6,736,432

(4)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mary Beth Springer in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments
Year	Summary Compensation Table Total for PEO 2	Change in Pension Value	Pension Service Cost	Reported Value of Equity Awards	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Compensation Actually Paid to PEO 2
2024	$1,055,775	N/A	N/A	$120,019	$0	$0	$126,581	($724)	$0	$0	$1,061,613
2023	$0	N/A	N/A	$0	$0	$0	$0	$0	$0	$0	$0
2022	$0	N/A	N/A	$0	$0	$0	$0	$0	$0	$0	$0
2021	$0	N/A	N/A	$0	$0	$0	$0	$0	$0	$0	$0

Non-PEO NEO Average Total Compensation Amount			$ 843,256	$ 1,033,257	$ 912,291	$ 1,012,168
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,040,825	1,443,326	111,595	1,853,314
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

		Pension Plan Adjustments		Equity Award Adjustments
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Change in Pension Value	Average Pension Service Cost	Average Reported Value of Equity Awards	Average Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Average Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Average Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	Average Compensation Actually Paid to Non-PEO NEOs
2024	$843,256	N/A	N/A	$333,874	$350,743	$50,914	$0	$129,786	$0	$0	$1,040,825
2023	$1,033,257	N/A	N/A	$237,498	$249,595	$277,719	$0	$120,253	$0	$0	$1,443,326
2022	$912,291	N/A	N/A	$299,994	$238,508	($713,970)	$0	($25,240)	$0	$0	$111,595
2021	$1,012,168	N/A	N/A	$231,594	$243,849	$708,939	$0	$119,952	$0	$0	$1,853,314

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and EBIT
Total Shareholder Return Vs Peer Group			Company TSR vs. Peer Group TSR
Tabular List, Table
Tabular Disclosure of Most Important Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the six measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to the Company’s NEOs, for fiscal year 2024, to Company performance, as further described in our Compensation Discussion and Analysis within the sections titled “Executive Compensation – Compensation Discussion and Analysis – Allocation and Amount” and “Executive Compensation – Compensation Discussion and Analysis – Equity Awards – Performance Share Units.”

Most Important Performance Measures
Earnings Before Interest, Tax, and Other Income (Expense), or EBIT
Net Sales
Non-GAAP Gross Margin
Organic EBIT CAGR
Organic Net Sales CAGR
Relative Total Shareholder Return

Total Shareholder Return Amount			$ 123.88	116.77	99.58	123.47
Peer Group Total Shareholder Return Amount			138.35	110.46	99.7	103.94
Net Income (Loss)			$ 107,983,000	$ 125,643,000	$ 152,152,000	$ 151,746,000
Company Selected Measure Amount			185,387,000	210,646,000	260,036,000	254,496,000
PEO Name	Timothy P. Cofer	Mary Beth Springer		Timothy P. Cofer	Timothy P. Cofer	Timothy P. Cofer
Additional 402(v) Disclosure			Compensation Actually Paid, TSR, Net Income, and EBIT
Measure:: 1
Pay vs Performance Disclosure
Name			Earnings Before Interest, Tax, and Other Income (Expense), or EBIT
Measure:: 2
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name			Organic EBIT CAGR
Measure:: 5
Pay vs Performance Disclosure
Name			Organic Net Sales CAGR
Measure:: 6
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Timothy P. Cofer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 95,271	$ 6,615,838	$ 7,206,424	$ 5,026,006
PEO Actually Paid Compensation Amount			(7,498,443)	7,992,997	4,579,964	6,736,432
Mary Beth Springer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,055,775	0	0	0
PEO Actually Paid Compensation Amount			1,061,613	0	0	0
PEO | Timothy P. Cofer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(2,914,777)	(3,199,970)	(2,256,978)
PEO | Timothy P. Cofer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	3,040,714	2,335,414	2,359,847
PEO | Timothy P. Cofer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	868,248	(1,759,567)	1,068,296
PEO | Timothy P. Cofer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Timothy P. Cofer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,117)	382,974	(2,337)	539,261
PEO | Timothy P. Cofer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,573,597)	0	0	0
PEO | Timothy P. Cofer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mary Beth Springer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(120,019)	0	0	0
PEO | Mary Beth Springer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mary Beth Springer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mary Beth Springer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			126,581	0	0	0
PEO | Mary Beth Springer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(724)	0	0	0
PEO | Mary Beth Springer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mary Beth Springer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(333,874)	(237,498)	(299,994)	(231,594)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			350,743	249,595	238,508	243,849
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,914	277,719	(713,970)	708,939
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			129,786	120,253	(25,240)	119,952
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0